Note 25 - Financial Instruments - Estimated of Fair Values for Other Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other receivables	$ 14,989	$ 16,678
Other receivables, fair value	14,989	16,678
Advisor loans receivable (non-current), carrying amount	42,900	48,283
Advisor loans receivable (non-current), fair value	42,900	48,283
Long-term debt, carrying amount	215,081	372,281
Long-term debt, fair value	215,081	372,281
Senior Notes	255,790	234,901
Senior Notes, fair value	275,928	254,858
Convertible Notes, carrying amount	223,957
Convertible Notes, fair value	$ 230,000